CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 530	$ 431
Restricted cash	305	208
Trade receivables and other current assets	1,174	928
Financial instrument assets	96	62
Due from related parties	30	56
Assets held for sale	854	57
Current assets	2,989	1,742
Financial instrument assets	410	407
Equity-accounted investments	979	971
Property, plant and equipment, at fair value	44,646	44,590
Intangible assets	225	232
Goodwill	998	970
Deferred income tax assets	207	205
Other long-term assets	667	605
Total Assets	51,121	49,722
Current liabilities
Accounts payable and accrued liabilities	699	625
Financial instrument liabilities	370	283
Due to related parties	761	506
Corporate borrowings	0	3
Non-recourse borrowings	1,212	1,026
Provisions	35	304
Liabilities directly associated with assets held for sale	407	14
Current liabilities	3,484	2,761
Financial instrument liabilities	550	668
Corporate borrowings	2,191	2,132
Non-recourse borrowings	15,974	14,921
Deferred income tax liabilities	5,149	5,515
Provisions	772	712
Other long-term liabilities	1,270	1,246
Equity
Preferred limited partners' equity	1,028	1,028
Limited partners' equity	3,447	3,845
Total Equity	21,731	21,767
Total Liabilities and Equity	51,121	49,722
Non-controlling interests
Current assets
Property, plant and equipment, at fair value	19,000	18,460
Total Assets	21,968	20,711
Equity
Non-controlling interests	17,256	16,894
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	11,644	11,100
Total Equity	11,644	11,100
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	50	56
Total Equity	50	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,439	2,721
Total Equity	2,439	2,721
BEPC exchangeable shares
Equity
Non-controlling interests	2,159	2,408
Total Equity	2,159	2,408
Preferred equity
Equity
Non-controlling interests	624	609
Total Equity	624	609
Perpetual subordinated notes
Equity
Non-controlling interests	340	0
Total Equity	$ 340	$ 0